NET REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues
Other products	$ 2,290	$ 948	$ 3,964	$ 2,004
Revenue	21,502	20,899	42,077	21,955
Movantik
Revenues
Revenue	$ 19,212	$ 19,951	$ 38,113	$ 19,951